Average Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2015 Fund	Sep. 28, 2024
Fidelity Simplicity RMD 2015 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.62%
Past 5 years	5.26%
Past 10 years	4.70%
Fidelity Simplicity RMD 2015 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.58%
Past 5 years	3.92%
Past 10 years	3.28%
Fidelity Simplicity RMD 2015 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.99%
Past 5 years	3.72%
Past 10 years	3.32%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNJ
Average Annual Return:
Past 1 year	11.61%
Past 5 years	5.24%
Past 10 years	4.97%